SHARE-BASED COMPENSATION EXPENSES (Details 3) - Restricted Stock [Member] - $ / shares	12 Months Ended
	Jun. 30, 2017	Jun. 30, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of restricted shares, Un-vested	14,375
Number of restricted shares, Granted	67,500	52,500
Number of restricted shares, Vested	18,750
Number of restricted shares, Un-vested	63,125
Weighted average grant-date fair value, Un-vested (in dollars per share)	$ 20.09
Weighted average grant-date fair value, Granted (in dollars per share)	20.09
Weighted average grant-date fair value, Vested (in dollars per share)	23.05
Weighted average grant-date fair value, Un-vested (in dollars per share)	$ 23.95